Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Parenthetical) (Detail) - Government National Mortgage Association [Member] - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 days past due purchased from Government National Mortgage Association mortgage pools, classified as current	$ 428	$ 430
Loans 90 days or more past due purchased from Government National Mortgage Association mortgage pools, classified as current	$ 1,700	$ 1,700